Income Taxes (Tables)	12 Months Ended
Sep. 30, 2015
Income Tax Disclosure [Abstract]
Provision (Benefit) for Income Taxes

The provision (benefit) for income taxes consists of the following:

	Year Ended September 30,
	2015	2014	2013
Current	$94,128	$73,938	$50,553
Deferred	(26,887)	(6,510)	12,485

	$67,241	$67,428	$63,038

Components of Deferred Tax Assets and Liabilities

Deferred income taxes are comprised of the following components:

	As of September 30,
	2015	2014
Deferred tax assets:
Deferred revenue	$69,680	$49,624
Employee compensation and benefits	75,401	72,832
Intangible assets, computer software and intellectual property	14,937	11,481
Tax credits, net capital and operating loss carryforwards	114,709	163,913
Other	68,300	47,301

Total deferred tax assets	343,027	345,151
Valuation allowances	(112,165)	(128,207)

Total deferred tax assets, net	230,862	216,944

Deferred tax liabilities:
Anticipated withholdings on subsidiaries’ earnings	(58,774)	(56,868)
Intangible assets, computer software and intellectual property	(118,650)	(113,920)
Other	(19,886)	(24,262)

Total deferred tax liabilities	(197,310)	(195,050)

Net deferred tax assets	$33,552	$21,894

Effective Income Tax Rate Varied from Statutory Guernsey Tax Rate

The effective income tax rate varied from the statutory Guernsey tax rate as follows:

	Year Ended September 30,
	2015	2014	2013
Statutory Guernsey tax rate	0%	0%	0%
Foreign taxes(1)	13	14	13

Effective income tax rate	13%	14%	13%

(1)	In fiscal 2015, foreign taxes included a net benefit of $7,594 due to settlements of tax audits in certain jurisdictions that resulted in a reduction to the Company’s provision for gross unrecognized tax benefits, partially offset by an increase to the Company’s taxes payable. Foreign taxes in fiscal 2015 also included a decrease of $17,232 that was attributable to the expiration of statutes of limitations related to unrecognized tax benefits accumulated over several years in certain jurisdictions, which was partially offset by a provision for a new uncertain tax position of $6,000 recognized during fiscal 2015. In addition, foreign taxes in fiscal 2015 included a net benefit of $22,895 resulting from the release of valuation allowances on deferred tax assets at several of the Company’s subsidiaries, which will, more likely than not, be realized due to the Company’s projections of future taxable income. In fiscal 2014, foreign taxes included a benefit of $18,709 attributable to the expiration during fiscal 2014 of statutes of limitations related to unrecognized tax benefits accumulated over several years in certain jurisdictions, as well as a benefit of $14,557 as a result of a tax position settled during fiscal 2014. In fiscal 2013, foreign taxes included a benefit of $29,786 attributable to the expiration during fiscal 2013 of statutes of limitations related to unrecognized tax benefits accumulated over several years in certain jurisdictions.

Aggregate Changes in Balance of Company's Gross Unrecognized Tax Benefits

The aggregate changes in the balance of the Company’s gross unrecognized tax benefits were as follows:

	Year Ended September 30,
	2015	2014	2013
Balance at beginning of fiscal year	$123,942	$130,371	$133,874
Additions based on tax positions related to the current year	22,314	22,821	19,527
Additions for tax positions of prior years	11,125	4,016	10,750
Reductions for tax positions of prior years	—	—	—
Settlements with tax authorities	(13,443)	(14,557)	(3,994)
Lapse of statute of limitations	(17,232)	(18,709)	(29,786)

Balance at end of fiscal year	$126,706	$123,942	$130,371